As filed with the Securities and Exchange Commission on May 24, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 93.7%
Aerospace & Defense - 0.4%
Innovative Solutions & Support, Inc.	393,229	$1,938,619
Airlines - 1.8%
Allegiant Travel Company	91,200	8,096,736
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)(c)	314,000	4,286,100
Fuel Systems Solutions, Inc. (a)	79,988	1,317,402
		5,603,502
Automobiles - 2.5%
General Motors Company (a)	400,000	11,128,000
Biotechnology - 4.2%
Celgene Corporation (a)	165,000	19,125,150
Capital Markets - 5.1%
State Street Corporation	390,568	23,078,663
Commercial Banks - 1.5%
The PNC Financial Services Group, Inc.	100,000	6,650,000
Computers & Peripherals - 1.7%
Apple Inc.	17,390	7,697,336
Diversified Financial Services - 7.2%
Citigroup Inc.	300,000	13,272,000
JPMorgan Chase & Co.	407,000	19,316,220
		32,588,220
Electronic Equipment, Instruments & Components - 2.9%
Corning, Inc.	742,000	9,890,860
Universal Display Corporation (a)(c)	100,000	2,939,000
		12,829,860
Energy Equipment & Services - 4.2%
C&J Energy Services, Inc. (a)	100,000	2,290,000
Halliburton Company	407,000	16,446,870
		18,736,870
Health Care Equipment & Supplies - 5.2%
Covidien plc (b)	345,000	23,404,800
Household Durables - 1.0%
PulteGroup, Inc. (a)(c)	218,600	4,424,464
Industrial Conglomerates - 2.7%
General Electric Company	535,000	12,369,200
Insurance - 8.7%
American International Group, Inc. (a)	375,000	14,557,500
Berkshire Hathaway, Inc. - Class B (a)	143,500	14,952,700
Lincoln National Corporation	300,000	9,783,000
		39,293,200
IT Services - 5.8%
Alliance Data Systems Corporation (a)(c)	160,000	25,902,400
Life Sciences Tools & Services - 0.7%
Life Technologies Corporation (a)(c)	50,000	3,231,500
Machinery - 3.6%
Westport Innovations, Inc. (a)(b)	550,000	16,230,500
Oil, Gas & Consumable Fuels - 3.8%
Bellatrix Exploration Ltd. (a)(b)	30,000	192,900
Clean Energy Fuels Corporation (a)	335,000	4,355,000
Rex Energy Corporation (a)	748,925	12,342,284
		16,890,184
Pharmaceuticals - 2.3%
Teva Pharmaceutical Industries Ltd. - ADR	265,000	10,515,200
Semiconductors & Semiconductor Equipment - 7.0%
Cypress Semiconductor Corporation	275,000	3,033,250
EZchip Semiconductor Ltd. (a)(b)(c)	275,000	6,635,750
Intel Corporation (c)	866,000	18,922,100
Lattice Semiconductor Corporation (a)	567,300	3,091,785
		31,682,885
Software - 6.6%
Microsoft Corporation	590,000	16,879,900
Oracle Corporation (c)	400,000	12,936,000
		29,815,900
Specialty Retail - 6.2%
Asbury Automotive Group, Inc. (a)	200,000	7,338,000
Sonic Automotive, Inc. - Class A (c)	926,500	20,531,240
		27,869,240
Tobacco - 5.0%
Philip Morris International, Inc.	240,580	22,304,172
Trading Companies & Distributors - 2.4%
Rush Enterprises, Inc. - Class A (a)	379,907	9,163,357
Rush Enterprises, Inc. - Class B (a)	76,407	1,573,984
		10,737,341
Total Common Stocks
(Cost $318,739,497)		422,143,942

EXCHANGE-TRADED FUNDS - 1.5%
iShares FTSE China 25 Index Fund	180,000	6,642,000
Total Exchange-Traded Funds
(Cost $6,409,332)		6,642,000

	Contracts
	(100 Shares Per Contract)
PURCHASED CALL OPTIONS - 1.0%
American Capital Ltd.
Expiration January 2015, Exercise Price $12.00	4,000	1,460,000
Microsoft Corporation
Expiration January 2015, Exercise Price $28.00	2,000	590,000
Morgan Stanley
Expiration January 2014, Exercise Price $17.00	4,000	2,280,000
Total Purchased Call Options
(Cost $3,001,413)		4,330,000

	Shares
SHORT-TERM INVESTMENTS - 4.5%
Fidelity Institutional Government Portfolio, 0.01% (d)	20,411,896	20,411,896
Total Short-Term Investments
(Cost $20,411,896)		20,411,896

TOTAL INVESTMENTS
(Cost $348,562,138) - 100.7% (e)(f)		453,527,838
LIABILITIES IN ACCESS OF OTHER ASSETS - (0.7)%		(3,200,316)
TOTAL NET ASSETS - 100.0%		$450,327,522

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
plc	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign company.
(c)	Shares are held as collateral for all or a portion of a corresponding written option contract.
(d)	The rate quoted in the annualized seven-day yield as of March 31, 2013.

(e)	The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$348,846,535
Gross unrealized appreciation	117,998,807
Gross unrealized depreciation	(13,317,504)
Net unrealized appreciation	$104,681,303

(f)
Investment Valuations - Stocks, bonds, options and warrants are valued at the latest sales price on the last business day of the fiscal period as reported by the securities exchange on which the issue is traded. If no sale is reported, the security is valued at the last quoted bid price. Short-term debt instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair value. Restricted securities, private placements, other illiquid securities and other securities for which market value quotations are not readily available are valued at fair value as determined by a designated Valuation Committee, comprised of personnel of the Adviser, under the supervision of the Board of Trustees, in accordance with pricing procedures approved by the Board. For each applicable investment that is fair valued, the Valuation Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

Additionally, the Fund’s investments will be valued at fair value by the Valuation Committee if the Adviser determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Valuation Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at March 31, 2013
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$422,143,942	$-	$-	$422,143,942
Exchange-Traded Funds	6,642,000	-	-	6,642,000
Purchased Call Option Contracts	2,870,000	1,460,000	-	4,330,000
Short-Term Investments	-	20,411,896	-	20,411,896
Total Investments in Securities	$431,655,942	$21,871,896	$-	$453,527,838

Written Call Option Contracts	$1,368,000	$2,266,810	$-	$3,634,810

	* Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

The Level 2 securities are priced using inputs such as last quoted bid, current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date. The Fund did not have any Level 3 investments at the end of the period. Transfers are recorded at the end of the period. Transfers out of Level 1 into Level 2 were $696,150. Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.

(g)	Fair values of derivative instruments as of March 31, 2013:
		Asset Derivatives		Liability Derivatives
	Derivatives	Description	Fair Vaule	Description	Fair Vaule
	Equity Contracts:
	Purchased Call Options	Schedule of Investments	$4,330,000	N/A	$-
	Written Call Options	N/A	-	Schedule of Written Call Options	3,634,810
	Total		$4,330,000		$3,634,810

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF WRITTEN OPTIONS
March 31, 2013 (Unaudited)
	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value
WRITTEN CALL OPTIONS - (0.8)%
Alliance Data Systems Corporation
Expiration September 2013, Exercise Price $160.00	200	$190,000
American Axle & Manufacturing Holdings, Inc.
Expiration January 2015, Exercise Price $15.00	640	140,800
EZchip Semiconductor Ltd.
Expiration January 2014, Exercise Price $25.00	1,000	340,000
Intel Corporation
Expiration April 2013, Exercise Price $21.00	2,000	212,000
Expiration April 2013, Exercise Price $22.00	2,000	82,000
Expiration July 2013, Exercise Price $22.00	2,000	172,000
Life Technologies Corporation
Expiration May 2013, Exercise Price $60.00	500	310,000
Oracle Corporation
Expiration September 2013, Exercise Price $36.00	1,000	62,000
PulteGroup, Inc.
Expiration January 2014, Exercise Price $10.00	996	1,030,860
Expiration January 2015, Exercise Price $17.00	1,190	696,150
Sonic Automotive, Inc.
Expiration November 2013, Exercise Price $25.00	1,000	110,000
Universal Display Corporation
Expiration June 2013, Exercise Price $30.00	700	206,500
Expiration September 2013, Exercise Price $33.00	300	82,500
Total Written Call Options
(Premiums received $2,757,778)		$3,634,810

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wexford Trust

By (Signature and Title)   /s/ Ronald H. Muhlenkamp
   Ronald H. Muhlenkamp, President

Date          5/17/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Ronald H. Muhlenkamp
 Ronald H. Muhlenkamp, President

Date           5/17/2013

By (Signature and Title)*   /s/ Anthony Muhlenkamp
 Anthony Muhlenkamp, Treasurer

Date           5/17/2013

* Print the name and title of each signing officer under his or her signature.